4. Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consisted of the following at September 30, 2012 and December 31, 2011:

	Septmber 30, 2012	December 31, 2011
Course curricula	$2,097,038	$2,072,238
Call center	1,321,950	927,455
	3,418,988	2,999,693
Accumulated amortization	(2,030,457)	(1,762,697)
Intangible assets, net	$1,388,531	$1,236,996

The following is a schedule of estimated future amortization expense of intangible assets as of September 30, 2012:

Year Ending December 31,
2012	$393,478
2013	352,005
2014	313,418
2015	258,574
2016	71,056
Total	$1,388,531